Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 17,892,303	$ 1,215	$ 31,996,560	$ (14,105,472)
Balance, shares at Dec. 31, 2011		12,149,061
Exercise of stock options	31,081	3	31,078
Exercise of stock options, shares		33,270
Share-based compensation	295,106		295,106
Conversion of convertible notes in private placement	15,356,422	242	15,356,180
Conversion of convertible notes in private placement, shares		2,417,281
Net loss	(16,590,827)			(16,590,827)
Balance at Dec. 31, 2012	16,984,085	1,460	47,678,924	(30,696,299)
Balance, shares at Dec. 31, 2012		14,599,612
Exercise of stock options	332,938	51	332,887
Exercise of stock options, shares	514,466	514,466
Share-based compensation	391,393		391,393
Conversion of convertible notes in private placement	701,723	11	701,712
Conversion of convertible notes in private placement, shares		110,446
Private placement of common stock	39,963,500	692	39,962,808
Private placement of common stock, shares		6,916,697
Stock subscription	109,834	2	109,832
Stock subscription, shares		18,225
Net loss	(26,868,198)			(26,868,198)
Balance at Dec. 31, 2013	$ 31,615,275	$ 2,216	$ 89,177,556	$ (57,564,497)
Balance, shares at Dec. 31, 2013		22,159,446